INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Inventories [Abstract]
Schedule of inventories

Amounts in $ ‘000	2022	2021
Finished goods	12,460	9,853
Work in progress	29,553	16,911
Raw materials	313	546
Balance at December 31	42,326	27,310

Schedule of changes in the adjustment to net realisable value
Changes in the adjustment to net realizable value:

Amounts in $ ‘000	2022	2021
Balance at January 1	(2,448)	(646)
Addition to impairment	(164)	(2,342)
Release of impairment	312	20
Usage of impairment	195	407
Currency translation	134	113
Balance at December 31	(1,971)	(2,448)

Summary of the impact of inventory classification for the previous year reported inventory balances

Amounts in $ ‘000	2021 as previously reported	Adjustment	2021 reclassified
Finished Goods	13,560	(3,707)	9,853
Work in Progress	9,606	7,305	16,911
Raw Materials	4,144	(3,598)	546
Balance at December 31	27,310	—	27,310